Acquisitions, Acquisition of Covertix (Details) $ in Millions	May 15, 2018 USD ($) Employee	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)
Acquisition [Abstract]
Cash payment for acquisition		$ 89.0	$ 16.7
Covertix [Member]
Acquisition [Abstract]
Cash payment for acquisition	$ 2.5
Number of employees involved in R&D activities | Employee	7